NVEST BALANCED FUND

 Supplement dated May 12, 2000 to Nvest Stock Funds Class A, B and C Prospectus
                               dated May 1, 2000

NVEST BALANCED FUND
Effective immediately, Jeff Wardlow is the sole portfolio manager for the Value Component of the Equity Segment of the Fund.

                                                                      SP102-0500

                               NVEST BALANCED FUND
                            NVEST CAPITAL GROWTH FUND

       Supplement dated May 12, 2000 Nvest Stock Funds Class Y Prospectus dated May 1, 2000


NVEST BALANCED FUND
Effective immediately, Jeff Wardlow is the sole portfolio manager for the Value Component of the Equity Segment of the Fund.

NVEST CAPITAL GROWTH FUND
Nvest Capital Growth Fund Class Y is not offered at this time.

                                                                      SP103-0500